Annual Total Returns[BarChart] - NVIT Blueprint Moderately Conservative Fund - Class I Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.27%)	10.04%	11.24%	4.08%	(1.06%)	6.00%	9.88%	(4.76%)	14.30%	9.05%